Net claims and benefits incurred for life insurance contracts and others (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [abstract]
Summary of Net Claims and Benefits Incurred for Life Insurance Contracts and Others
This caption is comprised of the following:

	Gross claims and benefits			Ceded claims and benefits			Net insurance claims and benefits
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance
Annuities	(703,511)	(687,208)	(631,117)	—	—	—	(703,511)	(687,208)	(631,117)
Group life	(43,360)	(124,308)	(83,605)	2,649	11,222	4,868	(40,711)	(113,086)	(78,737)
Individual life	(13,743)	(37,049)	(17,495)	2,949	8,789	2,393	(10,794)	(28,260)	(15,102)
Retirement (disability and survival)	(39,393)	(53,089)	(41,076)	(5,808)	6,505	4,206	(45,201)	(46,584)	(36,870)
Others	(16,279)	(14,539)	(12,794)	(151)	11	(216)	(16,430)	(14,528)	(13,010)
General insurance	(43,344)	(27,691)	(19,214)	—	11	(1)	(43,344)	(27,680)	(19,215)

	(859,630)	(943,884)	(805,301)	(361)	26,538	11,250	(859,991)	(917,346)	(794,051)